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               Securities and Exchange Commission
                     Washington, D.C  20549

                        Rule 24f-2 Notice

                               for

                Alliance Municipal Income Fund II
                   1345 Avenue of the Americas
                    New York, New York  10105

                            under the

                 Investment Company Act of l940


                        File No. 33-60560

(i)   Fiscal year for which this Notice is filed:

      October 1, 1994 through September 30, 1995

(ii) Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of l933 other than pursuant to Rule 24f-2 under the Investment Company Act of l940 (the "Act") but which remained unsold at the beginning of such fiscal year:

      None

(iii) Number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

      None

(iv) Number or amount of securities sold during such fiscal year:

      7,636,704

(v) Number or amount of securities sold during such fiscal year in reliance upon Rule 24-2:

      7,636,704*

Exhibit: Opinion of Messrs. Seward & Kissel




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-------------------------

* No filing fee is due based on the following calculation made in accordance with Rule 24f-2(c) of the Act and Section 6(b) of the Securities Act of l933 and is based on the following: the actual aggregate sales price of the 7,636,704 shares sold during such period in reliance upon Rule 24f-2 was $71,199,138; the actual aggregate dollar amount of shares redeemed during such fiscal year was $89,821,458, none of which was previously used for reduction pursuant to Rule 24e-2(a) in filings made pursuant to Rule 24e-1 and $71,199,138 of which is being used for reduction pursuant to this Rule 24f-2 Notice.








































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                            SIGNATURE


         Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, Alliance Municipal Income Fund II has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 16th day of November, l995.


                             ALLIANCE MUNICIPAL INCOME FUND II


                             by:  /s/ Domenick Pugliese
                                  _____________________________
                                  Domenick Pugliese
                                  Assistant Secretary




































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                         Seward & Kissel
                     One Battery Park Plaza
                      New York, N.Y. 10004

                    Telephone: (212) 574-1200
                    Facsimile: (212) 480-8421


                                  November 22, 1995


Alliance Municipal Income Fund II
1345 Avenue of the Americas
New York, New York 10105


Dear Sirs:

         We have acted as counsel for Alliance Municipal Income Fund II, a Massachusetts business trust (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, to report the sale of 7,636,704 shares of beneficial interest of the Company, par value $.01 per share, during the fiscal year of the Company ended September 30, 1995, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

         As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 7,636,704 shares so sold in reliance upon Rule
24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of beneficial interest of the Company under the laws of the Commonwealth of Massachusetts.

         Our opinion above stated is expressed as members of the bar of the State of New York.









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         We hereby consent to the filing of this opinion
with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.

                                  Very truly yours,

                                  /s/ Seward & Kissel














































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